Stockholders' Equity - Narrative (Details)	Dec. 31, 2021 shares	Jun. 14, 2021 $ / shares shares	Jun. 13, 2021 $ / shares shares	Dec. 31, 2020 shares
Class of Stock [Line Items]
Capital stock, shares authorized (in shares)		510,000,000	271,920,636
Capital stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000	156,276,750	156,277,000
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	115,643,886	0
Common stock, shares issued (in shares)	221,959,711	207,300,000		5,678,000
Common stock, shares outstanding (in shares)	221,959,711	207,348,000		5,678,000
Preferred stock, shares issued (in shares)	0	0		0
Preferred stock, shares outstanding (in shares)	0	0		0
Common stock exchange ratio	0.8925	0.8925
Legacy Common Stock
Class of Stock [Line Items]
Common stock, shares issued (in shares)				6,361,952
Common stock, shares outstanding (in shares)				6,361,952